Revenue- Breakdown by segment (Details) ¥ in Millions, $ in Millions	6 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)
Revenue breakdown
Revenue	¥ 308,810	$ 45,483	¥ 233,941
Customer management
Revenue breakdown
Revenue	112,173		94,310
Logistics services
Revenue breakdown
Revenue	23,937		14,996
Core commerce
Revenue breakdown
Revenue	264,240		200,764
Core commerce | Logistics services | Cainiao Network
Revenue breakdown
Revenue	15,939		9,764
Core commerce | Local consumer services
Revenue breakdown
Revenue	15,940		13,015
Core commerce | Others
Revenue breakdown
Revenue	6,934		4,070
Core commerce | International | Retail
Revenue breakdown
Revenue	14,801		11,574
Core commerce | International | Wholesale
Revenue breakdown
Revenue	6,714		4,679
Core commerce | PRC | Retail
Revenue breakdown
Revenue	196,791		151,387
Core commerce | PRC | Retail | Customer management
Revenue breakdown
Revenue	140,553		116,432
Core commerce | PRC | Retail | Others
Revenue breakdown
Revenue	56,238		34,955
Core commerce | PRC | Wholesale
Revenue breakdown
Revenue	7,121		6,275
Cloud computing
Revenue breakdown
Revenue	27,244		17,078
Digital media and entertainment
Revenue breakdown
Revenue	15,060		13,868
Innovation initiatives and others
Revenue breakdown
Revenue	¥ 2,266		¥ 2,231